Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other Current Assets
Other Current Assets

Note 6 — Other Current Assets

The following table summarizes other non-current assets:

	March 31,	December 31,
	2024	2023
Deposits	$1,193	$1,209
Prepaid expenses	592	683
Other receivables	39	39
Total other current assets	$1,824	$1,931

Note 6 — Other Current Assets

The following table summarizes our other current assets:

	December 31,
	2023	2022
Deposits	$1,209	$1,962
Prepaid expenses	683	102
Other receivables	39	1,011
Total other current assets	$1,931	$3,075

As of December 31, 2022, other receivables reflect the amount recoverable by the insurance, related to the damage of inventories in the production facility in Beaumont, Texas as noted in Note 2.